UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22154

Columbia ETF Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2016

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

PORTFOLIO OF INVESTMENTS

Columbia Large Cap Growth ETF

January 31, 2016 (Unaudited)

Money Market Fund 100.0%

Issuer	Shares	Value ($)
Dreyfus Treasury Prime Cash Management Institutional Shares 0.080%(a)	12,332,471	12,332,471
Total Money Market Fund (Cost $12,332,471)		12,332,471
Total Investments (Cost $12,332,471)		12,332,471
Other Assets & Liabilities, Net		(12,332,471)
Net Assets		—

Notes to Portfolio of Investments

(a)   The rate shown is the seven-day current annualized yield at January 31, 2016.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and nonvoting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Money Market Fund	12,332,471	—	—	12,332,471
Total	12,332,471	—	—	12,332,471

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

PORTFOLIO OF INVESTMENTS

Columbia Select Large Cap Growth ETF

January 31, 2016 (Unaudited)

Money Market Fund 100.0%

Issuer	Shares	Value ($)
Dreyfus Treasury Prime Cash Management Institutional Shares 0.080%(a)	5,834,442	5,834,442
Total Money Market Fund (Cost $5,834,442)		5,834,442
Total Investments (Cost $5,834,442)		5,834,442
Other Assets & Liabilities, Net		(5,834,442)
Net Assets		—

Notes to Portfolio of Investments

(a)   The rate shown is the seven-day current annualized yield at January 31, 2016.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and nonvoting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Money Market Fund	5,834,442	—	—	5,834,442
Total	5,834,442	—	—	5,834,442

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

PORTFOLIO OF INVESTMENTS

Columbia Select Large Cap Value ETF

January 31, 2016 (Unaudited)

Money Market Fund 100.0%

Issuer	Shares	Value ($)
Dreyfus Treasury Prime Cash Management Institutional Shares 0.080%(a)	5,720,940	5,720,940
Total Money Market Fund (Cost $5,720,940)		5,720,940
Total Investments (Cost $5,720,940)		5,720,940
Other Assets & Liabilities, Net		(5,720,940)
Net Assets		—

Notes to Portfolio of Investments

(a)   The rate shown is the seven-day current annualized yield at January 31, 2016.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and nonvoting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third- party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Money Market Fund	5,720,940	—	—	5,720,940
Total	5,720,940	—	—	5,720,940

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

PORTFOLIO OF INVESTMENTS

Columbia Core Bond ETF

January 31, 2016 (Unaudited)

U.S. Government & Agency Obligations 31.2%

Issue Description	Principal Amount ($)	Value ($)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION 12.4%
1.883%, 04/16/32	10,696	10,713
2.210%, 12/16/35	7,601	7,610
3.500%, 02/15/44(a)	75,000	78,968
3.500%, 02/15/45(a)	350,000	369,142
4.000%, 02/15/45(a)	125,000	133,518
4.500%, 02/15/45(a)	300,000	325,542
5.000%, 02/15/40	15,137	16,814
6.000%, 12/15/37	4,975	5,619
Total		947,926

FEDERAL NATIONAL MORTGAGE ASSOCIATION 11.7%
3.000%, 02/15/31(a)	200,000	208,421
3.500%, 01/25/24	15,337	15,781
3.500%, 02/15/31(a)	175,000	184,938
3.500%, 02/15/46(a)	150,000	157,093
4.000%, 03/01/26	18,342	19,606
4.000%, 06/25/37	145	145
4.000%, 03/01/41	46,116	49,418
4.000%, 02/15/46(a)	75,000	80,126
4.500%, 02/01/22	4,702	4,876
4.500%, 08/01/39	70,187	77,304
4.500%, 03/01/41	11,594	12,764
4.500%, 03/01/41	19,561	21,303
5.000%, 03/01/24	2,020	2,182
5.000%, 10/01/39	19,838	21,935
5.500%, 04/01/38	7,557	8,428
6.000%, 09/01/39	12,030	13,643
6.500%, 09/01/38	10,286	11,869
Total		889,832

FEDERAL HOME LOAN MORTGAGE CORPORATION 7.1%
2.500%, 05/27/16	300,000	301,894
3.500%, 03/15/24	2,163	2,181
3.500%, 09/15/24	2,435	2,509
3.750%, 03/27/19	150,000	162,155
5.000%, 02/01/40	43,430	47,877
5.500%, 05/01/35	18,411	20,398
6.000%, 10/01/38	6,472	7,313
6.500%, 08/01/38	981	1,182
Total		545,509
Total U.S. Government & Agency Obligations (Cost $2,341,805)		2,383,267

Corporate Bond & Notes 31.0%

AEROSPACE & DEFENSE 0.8%
L-3 Communications Corp.
3.950%, 11/15/16	45,000	45,621
Lockheed Martin Corp.
2.125%, 09/15/16	15,000	15,096
Total		60,717

AUTOMOTIVE 0.7%
Ford Motor Credit Co. LLC
1.070%, 11/08/16(b)	25,000	24,844
Toyota Motor Credit Corp.
0.562%, 05/16/17(b)	25,000	24,936
Total		49,780

BANKING 3.9%
Bank of America Corp.
6.400%, 08/28/17	40,000	42,675
Bank of America NA
0.792%, 06/15/16(b)	10,000	9,987
Citigroup, Inc.
4.500%, 01/14/22	35,000	37,653
Deutsche Bank AG
2.950%, 08/20/20	50,000	49,821
Fifth Third Bancorp
0.990%, 12/20/16(b)	10,000	9,958
2.300%, 03/01/19	25,000	25,087
Goldman Sachs Group, Inc. (The)
5.250%, 07/27/21	10,000	11,093
6.000%, 06/15/20	30,000	33,673
HSBC Holdings PLC
5.100%, 04/05/21	10,000	11,128
JPMorgan Chase & Co.
6.400%, 05/15/38	25,000	30,571
KeyCorp
2.300%, 12/13/18	25,000	25,099
Morgan Stanley
4.750%, 03/22/17	10,000	10,357
Total		297,102

CABLE AND SATELLITE 0.2%
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
5.150%, 03/15/42	20,000	18,273

CHEMICALS 0.6%
Eastman Chemical Co.
5.500%, 11/15/19	25,000	27,169
LYB International Finance BV
4.000%, 07/15/23	20,000	19,713
Total		46,882

CONSTRUCTION MACHINERY 0.7%
Caterpillar Financial Services Corp.
0.647%, 02/26/16(b)	10,000	9,999
5.450%, 04/15/18	30,000	32,450
John Deere Capital Corp.
0.910%, 01/16/18(b)	10,000	9,956
Total		52,405

DIVERSIFIED MANUFACTURING 0.3%
United Technologies Corp.
3.100%, 06/01/22	25,000	25,856

Issue Description	Principal Amount ($)	Value ($)
ELECTRIC 1.8%
Berkshire Hathaway Energy Co.
5.750%, 04/01/18	14,000	15,161
Commonwealth Edison Co.
4.350%, 11/15/45	60,000	62,532
Entergy Gulf States Louisiana LLC
3.950%, 10/01/20	10,000	10,709
Exelon Generation Co. LLC
5.200%, 10/01/19	10,000	10,678
PPL Capital Funding, Inc.
3.400%, 06/01/23	10,000	10,057
Sierra Pacific Power Co.
6.000%, 05/15/16	15,000	15,209
Talen Energy Supply LLC
4.600%, 12/15/21	25,000	14,375
Total		138,721

ENVIRONMENTAL 0.4%
Waste Management, Inc.
4.750%, 06/30/20	30,000	33,000

FOOD AND BEVERAGE 1.5%
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 01/15/20	30,000	33,278
Campbell Soup Co.
3.800%, 08/02/42	22,000	19,767
ConAgra Foods, Inc.
3.200%, 01/25/23	44,000	42,724
6.625%, 08/15/39	10,000	10,984
PepsiCo, Inc.
0.617%, 02/26/16(b)	10,000	9,999
Total		116,752

FOREIGN AGENCIES 0.5%
Petrobras Global Finance BV
5.875%, 03/01/18	25,000	21,801
Petroleos Mexicanos
5.500%, 06/27/44	25,000	18,845
Total		40,646

GAS PIPELINES 0.8%
NiSource Finance Corp.
5.250%, 02/15/43	10,000	10,772
5.800%, 02/01/42	15,000	17,407
TransCanada Pipelines Ltd.
3.800%, 10/01/20	10,000	10,105
Transcontinental Gas Pipe Line Co. LLC
4.450%, 08/01/42	35,000	22,602
Total		60,886

HEALTH CARE 0.9%
Becton, Dickinson and Co.
2.675%, 12/15/19	5,000	5,083
Bio-Rad Laboratories, Inc.
4.875%, 12/15/20	30,000	32,572
McKesson Corp.
3.250%, 03/01/16	30,000	30,055
Total		67,710

HEALTHCARE INSURANCE 0.5%
Aetna, Inc.
2.750%, 11/15/22	20,000	19,746
Anthem, Inc.
3.300%, 01/15/23	20,000	19,746
Total		39,492

INDEPENDENT ENERGY 0.5%
Anadarko Petroleum Corp.
6.375%, 09/15/17	20,000	20,201
Encana Corp.
3.900%, 11/15/21	10,000	6,824
Nexen Energy ULC
5.875%, 03/10/35	10,000	10,912
Total		37,937

INTEGRATED ENERGY 0.7%
Murphy Oil Corp.
5.125%, 12/01/42	35,000	19,049
Total Capital International SA
3.750%, 04/10/24	30,000	30,377
Total		49,426

LIFE INSURANCE 1.7%
Genworth Holdings, Inc.
4.900%, 08/15/23	25,000	14,750
Hartford Financial Services Group, Inc. (The)
5.375%, 03/15/17	25,000	26,044
MetLife, Inc.
6.400%, 12/15/36	60,000	63,000
Prudential Financial, Inc.
4.500%, 11/16/21	15,000	16,510
6.625%, 06/21/40	5,000	5,986
Total		126,290

MEDIA CABLE 0.5%
Comcast Corp.
5.150%, 03/01/20	20,000	22,463
DIRECTV Holdings LLC
2.400%, 03/15/17	8,000	8,081
6.375%, 03/01/41	10,000	10,497
Total		41,041

MEDIA NON-CABLE 0.2%
RELX Capital, Inc.
3.125%, 10/15/22	15,000	14,899

METALS 1.0%
Alcoa, Inc.
5.400%, 04/15/21	15,000	13,434
5.950%, 02/01/37	5,000	3,650
6.750%, 07/15/18	5,000	5,190
Arcelormittal
6.500%, 03/01/21	5,000	4,063
Freeport-McMoRan, Inc.
3.100%, 03/15/20	20,000	9,300
Teck Resources Ltd.
4.500%, 01/15/21	20,000	10,950

Issue Description	Principal Amount ($)	Value ($)
5.400%, 02/01/43	20,000	9,000
Vale Overseas Ltd.
4.375%, 01/11/22	10,000	6,950
Vale SA
5.625%, 09/11/42	25,000	14,809
Total		77,346

MIDSTREAM 1.0%
El Paso Corp.
6.500%, 09/15/20	20,000	20,027
El Paso Pipeline Partners Operating Co. LLC
4.300%, 05/01/24	15,000	12,765
5.000%, 10/01/21	10,000	9,449
Energy Transfer Partners LP
5.150%, 03/15/45	15,000	10,274
6.500%, 02/01/42	10,000	7,734
Kinder Morgan Energy Partners LP
3.500%, 03/01/21	10,000	8,844
Kinder Morgan, Inc.
3.050%, 12/01/19	10,000	9,256
Total		78,349

NON-CAPTIVE CONSUMER 0.1%
Discover Financial Services
6.450%, 06/12/17	10,000	10,558

NON-CAPTIVE DIVERSIFIED 0.7%
General Electric Capital Corp.
2.300%, 04/27/17	10,000	10,147
4.375%, 09/16/20	40,000	43,993
Total		54,140

OIL FIELD SERVICES 0.5%
Noble Holding International Ltd.
6.950%, 04/01/45	50,000	22,125
Weatherford International Ltd.
5.125%, 09/15/20	20,000	14,250
Total		36,375

OTHER FINANCIAL INSTITUTIONS 0.3%
NYSE Euronext
2.000%, 10/05/17	20,000	20,148

PHARMACEUTICALS 0.3%
Biogen, Inc.
5.200%, 09/15/45	10,000	10,129
Gilead Sciences, Inc.
3.650%, 03/01/26	10,000	10,215
Total		20,344

PROPERTY & CASUALTY 1.0%
ACE INA Holdings, Inc.
5.700%, 02/15/17	30,000	31,313
Berkshire Hathaway, Inc.
1.900%, 01/31/17	10,000	10,098
Liberty Mutual Group, Inc.
4.950%, 05/01/22(c)	30,000	32,443
Total		73,854

RAILROADS 1.1%
Burlington Northern Santa Fe LLC
3.000%, 03/15/23	15,000	14,958
4.550%, 09/01/44	25,000	24,570
Canadian Pacific Railway Co.
6.500%, 05/15/18	10,000	10,944
CSX Corp.
7.375%, 02/01/19	30,000	34,602
Total		85,074

REITS 0.3%
Boston Properties LP
4.125%, 05/15/21	15,000	15,919
Simon Property Group LP
2.150%, 09/15/17	10,000	10,103
Total		26,022

RESTAURANTS 0.8%
McDonald’s Corp.
2.625%, 01/15/22	25,000	24,735
Yum! Brands, Inc.
3.875%, 11/01/23	40,000	34,800
Total		59,535

RETAIL 0.4%
CVS Health Corp.
5.125%, 07/20/45	30,000	32,234

RETAILERS 0.7%
Home Depot, Inc. (The)
3.350%, 09/15/25	5,000	5,158
Lowe’s Cos., Inc.
4.375%, 09/15/45	45,000	46,526
Total		51,684

SUPRANATIONAL 0.4%
European Investment Bank
5.125%, 05/30/17	25,000	26,396

TECHNOLOGY 2.9%
Apple, Inc.
2.850%, 05/06/21	15,000	15,516
Automatic Data Processing, Inc.
3.375%, 09/15/25	5,000	5,185
Cisco Systems, Inc.
2.125%, 03/01/19	5,000	5,093
4.450%, 01/15/20	30,000	32,992
Intel Corp.
3.300%, 10/01/21	25,000	26,444
Jabil Circuit, Inc.
7.750%, 07/15/16	30,000	30,638
Microsoft Corp.
3.750%, 02/12/45	20,000	18,363
Oracle Corp.
2.500%, 05/15/22	25,000	24,720
6.500%, 04/15/38	30,000	36,712
Xerox Corp.
4.800%, 03/01/35	15,000	12,869
6.750%, 12/15/39	10,000	8,953
Total		217,485

Issue Description	Principal Amount ($)	Value ($)
TRANSPORTATION SERVICES 0.5%
ERAC USA Finance LLC
5.625%, 03/15/42(c)	10,000	10,755
7.000%, 10/15/37(c)	25,000	30,734
Total		41,489

WIRELESS 0.3%
American Tower Corp.
5.050%, 09/01/20	20,000	21,496

WIRELINES 1.5%
AT&T, Inc.
1.700%, 06/01/17	10,000	10,021
4.750%, 05/15/46	10,000	8,867
5.800%, 02/15/19	30,000	33,126
Verizon Communications, Inc.
2.625%, 02/21/20	32,000	32,184
3.000%, 11/01/21	10,000	10,063
6.350%, 04/01/19	20,000	22,589
Total		116,850
Total Corporate Bond & Notes (Cost $2,445,871)		2,367,194

U.S. Treasury Obligations 29.1%

U.S. TREASURY INFLATION INDEXED NOTE 11.4%
0.125%, 04/15/16	110,000	117,746
0.125%, 04/15/19	100,000	101,821
0.125%, 01/15/22	425,000	440,391
1.125%, 01/15/21	190,000	216,158
Total		876,116

U.S. TREASURY NOTE 10.2%
1.000%, 06/30/19	150,000	149,596
1.250%, 12/15/18	130,000	131,061
1.750%, 12/31/20	50,000	50,986
2.000%, 02/15/23	160,000	163,544
2.125%, 01/31/21	60,000	62,182
2.250%, 07/31/21	120,000	125,034
7.500%, 11/15/24	65,000	94,798
Total		777,201

U.S. TREASURY BOND 6.4%
2.500%, 02/15/45	65,000	61,511
2.750%, 08/15/42	100,000	100,563
4.375%, 02/15/38	50,000	65,928
5.000%, 05/15/37	80,000	114,412
5.250%, 11/15/28	55,000	74,192
5.375%, 02/15/31	50,000	70,248
Total		486,854

U.S. TREASURY INFLATION INDEXED BOND 1.1%
0.750%, 02/15/42	90,000	85,592
Total U.S. Treasury Obligations (Cost $2,168,108)		2,225,763

Asset-Backed Securities — Non-Agency 3.9%

Citibank Credit Card Issuance Trust
5.300%, 03/15/18	102,000	102,531
Honda Auto Receivables 2015-2 Owner Trust
1.040%, 02/21/19	50,000	49,940
Resolution Funding Corp Principal Strip
0.000%, 10/15/19	50,000	47,334
Small Business Administration Participation Certificates
3.110%, 04/01/34	46,200	48,224
3.150%, 07/01/33	20,575	21,452
3.920%, 10/01/29	25,771	27,657
Total Asset-Backed Securities — Non-Agency (Cost $292,571)		297,138

Mortgage-Backed Securities 1.9%

Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322%, 12/11/49	19,359	19,721
Csail Commercial Mortgage Trust
3.231%, 06/15/57	100,000	100,258
Greenwich Capital Commercial Funding Corp.
5.444%, 03/10/39	21,086	21,588
Total Mortgage-Backed Securities (Cost $143,528)		141,567

Municipal Bonds 1.3%

CALIFORNIA 0.4%
State of California
7.550%, 04/01/39	20,000	29,474

ILLINOIS 0.6%
Metropolitan Water Reclamation District of Greater Chicago
5.720%, 12/01/38	30,000	35,801
State of Illinois
5.877%, 03/01/19	10,000	10,796
Total Illinois		46,597

OHIO 0.3%
Bowling Green State University
Revenue Bonds
5.080%, 06/01/18	20,000	21,554
JobsOhio Beverage System Series B
Revenue Bonds
3.235%, 01/01/23	5,000	5,076
Total Ohio		26,630
Total Municipal Bonds (Cost $91,228)		102,701

Foreign Government Obligations 0.5%

Issue Description	Principal Amount ($)	Value ($)
Mexico Government International Bond
3.625%, 03/15/22	8,000	8,040
Turkey Government International Bond
6.875%, 03/17/36	25,000	28,345
Total Foreign Government Obligations (Cost $36,008)		36,385

Money Market Funds 20.7%

	Shares	Value ($)
Dreyfus Treasury Prime Cash Management Institutional Shares 0.080%(d)	1,580,894	1,580,894
Total Money Market Funds (Cost $1,580,894)		1,580,894
Total Investments (Cost $9,100,013)		9,134,909
Other Assets & Liabilities, Net		(1,500,172)
Net Assets		7,634,737

Notes to Portfolio of Investments

(a)         Security, or a portion thereof, has been purchased on a when-issued or delayed delivery basis.

(b)   Variable rate security.

(c)          Represents privately placed and other securities and instruments exempt from SEC registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At January 31, 2016, the net value of these securities amounted to $73,932, or 1.0% of net assets.

(d)         The rate shown is the seven-day current annualized yield at January 31, 2016.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendation of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
U.S. Government & Agency Obligations	—	2,383,267	—	2,383,267
Corporate Bond & Notes	—	2,367,194	—	2,367,194
U.S. Treasury Obligations	1,349,647	876,116	—	2,225,763
Asset-Backed Securities — Non-Agency	—	297,138	—	297,138
Mortgage-Backed Securities	—	141,567	—	141,567
Municipal Bonds	—	102,701	—	102,701
Foreign Government Obligations	—	36,385	—	36,385
Money Market Funds	1,580,894	—	—	1,580,894
Total	2,930,541	6,204,368	—	9,134,909

See the Portfolio of Investments for all investment classifications not indicated in the table.

Financial assets were transferred from Level 1 to Level 2 as observable market inputs were utilized and management determined that there was sufficient, reliable and observable market data to value these assets as of period end.

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

Transfers In		Transfers Out
Level 1 ($)	Level 2 ($)	Level 1 ($)	Level 2 ($)
—	871,718	871,718	—

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

PORTFOLIO OF INVESTMENTS

Columbia Intermediate Municipal Bond ETF

January 31, 2016 (Unaudited)

Municipal Bonds 100.2%

Issue Description	Principal Amount ($)	Value ($)
ALASKA 4.0%
Alaska Industrial Development & Export Authority Revolving Fund
Series A
Revenue Bonds
5.000%, 04/01/19	100,000	112,174
North Slope Borough of Alaska
Series A
5.000%, 06/30/17	100,000	106,342
Total Alaska		218,516

ARIZONA 2.2%
City of Scottsdale
5.000%, 07/01/24	100,000	119,484

CALIFORNIA 18.1%
California Health Facilities Financing Authority Revenue Scripps Health
Series A
Revenue Bonds
5.000%, 11/15/24	100,000	118,689
California State Economic Recovery
Series A
5.000%, 07/01/22	100,000	102,020
California State Public Works Board
Series A
Revenue Bonds
5.000%, 09/01/31	100,000	119,384
California State Public Works Board Lease Revenue Department of Correction and Rehabilitation
Revenue Bonds
5.000%, 06/01/20	200,000	233,657
California Statewide Communities Development Authority
Series A
Revenue Bonds
5.000%, 10/01/28	100,000	117,779
San Diego Public Facilities Financing Authority Sewer Revenue
Series A
Revenue Bonds
5.000%, 05/15/24	150,000	170,273
State of California
5.000%, 02/01/27	100,000	119,205
Total California		981,007

COLORADO 3.5%
Colorado Health Facilities Authority
Revenue Bonds
5.000%, 12/01/27	75,000	85,199
Denver Colorado City & County Airport Revenue System
Series A
Revenue Bonds
5.000%, 11/15/23	100,000	103,655
Total Colorado		188,854

FLORIDA 7.6%
Citizens Property Insurance Corp.
Series A-1
Revenue Bonds
5.500%, 06/01/17	150,000	159,650
County of Miami-Dade Florida Aviation Revenue
Series B
Revenue Bonds
5.000%, 10/01/32	120,000	141,514
Orlando Utilities Commission Utility System Revenue
Series B
Revenue Bonds
5.000%, 10/01/23	100,000	111,943
Total Florida		413,107

ILLINOIS 8.3%
City of Chicago Waterworks Revenue
Revenue Bonds
5.000%, 11/01/25	200,000	224,870
Illinois Finance Authority Revenue Swedish Covenant Hospital
Series A
Revenue Bonds
5.500%, 08/15/24	100,000	112,538
Illinois Municipal Electric Agency
Series A
Revenue Bonds
5.000%, 02/01/30	60,000	71,330
State of Illinois
5.250%, 02/01/31	35,000	38,374
Total Illinois		447,112

INDIANA 1.8%
Indiana Health & Educational Facilities Financing Authority
Series B
Revenue Bonds
5.000%, 02/15/16	100,000	100,220

LOUISIANA 1.5%
Parish of St. Charles Louisiana
Revenue Bonds
4.000%, 12/01/40	75,000	80,875

MARYLAND 4.3%
Maryland Health & Higher Educational Facilities Authority Revenue Carroll Hospital
Series A
Revenue Bonds
5.000%, 07/01/21	200,000	233,255

Issue Description	Principal Amount ($)	Value ($)
MASSACHUSETTS 2.0%
Commonwealth of Massachusetts Development Finance Agency Revenue College Holy Cross
Series B
Revenue Bonds
4.750%, 09/01/23	100,000	109,444

MICHIGAN 1.6%
Royal Oak Hospital Finance Authority
Series D
Revenue Bonds
5.000%, 09/01/32	75,000	85,469

MISSOURI 1.6%
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
5.000%, 02/01/26	75,000	85,457

NEVADA 2.8%
County of Clark Highway Improvement Revenue Motor Vehicle Fuel Tax
Revenue Bonds
5.000%, 07/01/19	135,000	153,171

NEW JERSEY 5.4%
New Jersey Economic Development Authority Revenue School Facilities Construction
Series EE
Revenue Bonds
5.000%, 09/01/23	165,000	179,433
New Jersey Transportation Trust Fund Authority Transportation System
Series B
Revenue Bonds
5.500%, 12/15/19	100,000	112,859
Total New Jersey		292,292

NEW MEXICO 2.0%
New Mexico Finance Authority Revenue Subordinated Lien Public PJ Revolving Fund
Series C
Revenue Bonds
5.250%, 06/15/18	100,000	106,220

NEW YORK 5.8%
New York State Dormitory Authority
Series A
Revenue Bonds
5.000%, 05/01/31	80,000	94,977
New York State Thruway Authority
Series H
Revenue Bonds
5.000%, 01/01/22	100,000	107,835
New York State Thruway Authority Personal Income Tax Revenue Transportation System
Series A
Revenue Bonds
5.000%, 03/15/18	100,000	109,060
Total New York		311,872

OKLAHOMA 2.1%
Oklahoma Municipal Power Authority Supply Systems Revenue
Series A
Revenue Bonds
5.000%, 01/01/23	100,000	113,569

PENNSYLVANIA 2.2%
Lancaster County Solid Waste Management Authority
Series A
Revenue Bonds
5.250%, 12/15/29	100,000	118,018

SOUTH CAROLINA 2.2%
County of Florence South Carolina
Revenue Bonds
5.000%, 11/01/32	100,000	117,143

TEXAS 12.8%
Central Texas Regional Mobility Authority
Series A
Revenue Bonds
5.000%, 01/01/30	100,000	115,658
Central Texas Turnpike System
Series C
Revenue Bonds
5.000%, 08/15/34	100,000	114,391
Harris County, Texas
Series C
Revenue Bonds
5.000%, 08/15/22	100,000	114,093
Lower Colorado River Authority Texas Revenue, Prerefunded 5/15/19
Revenue Bonds
5.000%, 05/15/22	5,000	5,648
Lower Colorado River Authority Texas Revenue, Unrefunded
Revenue Bonds
5.000%, 05/15/22	95,000	106,703
North Texas Tollway Authority
Revenue Bonds
5.000%, 01/01/31	50,000	58,307
North Texas Tollway Authority Revenue Specials Projects System
Series A
Revenue Bonds
5.000%, 09/01/30	150,000	175,845
Total Texas		690,645

Issue Description	Principal Amount ($)	Value ($)
WASHINGTON 6.3%
Energy Northwest Washington Electric Revenue Columbia Station
Series A
Revenue Bonds
5.000%, 07/01/22	75,000	90,509
FYI Properties Washington Lease Revenue Washington State District Project
Revenue Bonds
5.000%, 06/01/22	100,000	112,396
Port of Seattle Washington Revenue Authority
Series A
Revenue Bonds
5.500%, 09/01/20	115,000	136,822
Total Washington		339,727

WISCONSIN 2.1%
Wisconsin Health & Educational Facilities Authority Revenue Aurora Health Care Inc.
Series A
Revenue Bonds
5.250%, 04/15/24	100,000	113,133
Total Municipal Bonds (Cost $5,089,821)		5,418,590

Money Market Funds 1.2%

	Shares	Value ($)
Dreyfus Tax Exempt Cash Management Institutional Shares 0.010%(a)	68,241	68,241
Total Money Market Funds (Cost $68,241)		68,241
Total Investments (Cost $5,158,062)		5,486,831
Other Assets & Liabilities, Net		(77,650)
Net Assets		5,409,181

Notes to Portfolio of Investments

(a)   The rate shown is the seven-day current annualized yield at January 31, 2016.

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

• Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

• Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

• Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third-party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information

(which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2016:

Valuation Inputs	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Municipal Bonds	—	5,418,590	—	5,418,590
Money Market Funds	68,241	—	—	68,241
Total	68,241	5,418,590	—	5,486,831

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are valued based upon utilizing observable market inputs, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets and/or fund per share market values which are not considered publicly available.

There were no transfers of financial assets between levels during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

FEDERAL INCOME TAX

At January 31, 2016, the cost of investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was as follows (unaudited):

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Appreciation (Depreciation)
Columbia Large Cap Growth ETF	$12,332,471	$—	$—	$—
Columbia Select Large Cap Growth ETF	5,834,442	—	—	—
Columbia Select Large Cap Value ETF	5,720,940	—	—	—
Columbia Core Bond ETF	9,105,383	188,389	(158,863)	29,526
Columbia Intermediate Municipal Bond ETF	5,158,062	332,335	(3,566)	328,769

Item 2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	March 23, 2016

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	March 23, 2016